TAXES	12 Months Ended
Dec. 31, 2023
TAXES
TAXES

NOTE 16 — TAXES

Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company, Aiways Automobile, and Aiways Merger Sub are not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

BVI

Yi Xin BVI was incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Boya Hong Kong was incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Boya Hong Kong did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2023, 2022 and 2021, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

China Liberal Beijing was approved as a HNTE and is entitled to a reduced income tax rate of 15% and can claim additional tax deductions for certain expenses (“Preferential Tax Treatment”) beginning December 2016, which is valid for three years. In December 2019, China Liberal Beijing successfully renewed its HNTE Certificate with local government and has since continued to enjoy the reduced income tax rate of 15% for another three years by December 2022. In December 2022, China Liberal Beijing renewed its HNTE Certificate again, which is valid for another three years until December 2025. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. Other subsidiaries in the PRC are subject to a standard 25% income tax rate.

The corporate income taxes of China Liberal Beijing for fiscal years 2023, 2022 and 2021 were reported at the Preferential Tax Treatment as a result of China Liberal Beijing being approved as a HNTE. The corporate income taxes of Oriental Wisdom for the fiscal years 2023 and 2022 was also reported at the Preferential Tax Treatment due to its status as an HNTE. The impact of the Preferential Tax Treatment noted above decreased corporate income taxes of China Liberal Beijing by nil, $0.8 million and $0.2 million for the years ended December 31, 2023, 2022 and 2021, respectively. The benefit of the tax holidays on net income per share (basic and diluted) nil, $0.05 and $0.02 for the years ended December 31, 2023, 2022 and 2021, respectively.

The components of the income tax provision are as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
Current tax provision
Cayman	$	$	$
BVI	-	-	-
Hong Kong	-	-	-
PRC	1,973	460,040	300,034
Total current tax provision	$1,973	$460,040	$300,034
Deferred tax provision
Cayman	$	$	$
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Total deferred tax provision	-	-	-
Income tax provision	$1,973	$460,040	$300,034

Corporate Income Taxes (“CIT”) (continued)

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:

	December 31,	December 31,	December 31,
	2023	2022	2021
China Income tax statutory rate	25.0%	(25.0)%	25.0%
Permanent difference	(16.7)%	23.1%	1.1%
Effect of PRC preferential tax treatment	0.0%	(31.5)%	(9.9)%
Non-PRC entities not subject to PRC income tax	(8.3)%	70.8%	15.4%
Effective tax rate	0.0%	37.4%	31.6%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2023, all of the Company’s tax returns for its PRC subsidiaries remained open for statutory examination by PRC tax authorities.